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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):       [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Amelia Peabody Foundation
Address:          One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair  Wellesley, Massachusetts, December 28, 2000


Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     67

Form 13F Information Table Value Total:     $106,260 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-Pending          Bayard D. Waring
2.       28-Pending          Margaret N. St. Clair
3.       28-Pending          Philip B. Waring
4.       28-Pending          Deborah Carlson
5.       28-Pending          Thomas B. St. Clair


                                      -2-
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                           FORM 13F INFORMATION TABLE

             COLUMN 1               COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6       COLUMN 7      COLUMN 8
        Name of Issuer           Title of Class  CUSIP     Value   Shrs or   Sh/ Put/   Investment        Other    Voting Authority
                                                          (X $1000) Prn Amt   Prn Call   Discretion      Managers  Sole Shared None
American Express Co                   Common    025816109   2,563   25,000       SH    Shared - Other  1,2,3,4,5    25,000
American Intl Group Inc               Common    026874107   2,899   30,000       SH    Shared - Other  1,2,3,4,5    30,000
Amerigas Partners Common Units        Common    030975106    686    30,000       SH    Shared - Other  1,2,3,4,5    30,000
Applied Material Inc                  Common    38222105     854    20,000       SH    Shared - Other  1,2,3,4,5    20,000
AT&T Corp                             Common    001957109   2,651   35,000       SH    Shared - Other  1,2,3,4,5    35,000
Avalonbay Comms 8.96% Series G
  Prfd Stock                         Preferred  53484606     253    10,000       SH    Shared - Other  1,2,3,4,5    10,000
Berkshire Gas Co                      Common    084653104    332    15,000       SH    Shared - Other  1,2,3,4,5    15,000
Blackrock 2001 Term Trust Inc         Common    092477108    495    55,000       SH    Shared - Other  1,2,3,4,5    55,000
Bristol-Meyers Squibb                 Common    110122108   4,014   30,000       SH    Shared - Other  1,2,3,4,5    30,000
Buckeye Partners L P Unit LTD
  Partnership Ints                    Common    118230101   2,900   100,000      SH    Shared - Other  1,2,3,4,5    100,000
Cendant Corp                          Common    151313103    193    10,000       SH    Shared - Other  1,2,3,4,5    10,000
Cendant Corp Income Prides 7.5%
  Conv PFD                           Preferred  151313301    534    16,000       SH    Shared - Other  1,2,3,4,5    16,000
Chase Capital IV Preferred           Preferred  16147N208    308    12,000       SH    Shared - Other  1,2,3,4,5    12,000
Chase PFD Cap Corp Ser A 8.10% PFD   Preferred  161637202    647    25,000       SH    Shared - Other  1,2,3,4,5    25,000

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Cisco Systems Inc                     Common    17275R102   4,177   45,000       SH    Shared - Other  1,2,3,4,5    45,000
Compaq Computer Corp                  Common    204493100   2,730   65,000       SH    Shared - Other  1,2,3,4,5    65,000
Conagra Cap L C 9.35% Ser C Prd      Preferred  20588V406    464    18,000       SH    Shared - Other  1,2,3,4,5    18,000
Conseco Inc 7% Conv PFD              Preferred  208464602    386    10,000       SH    Shared - Other  1,2,3,4,5    10,000
Dell Computer Corp                    Common    247025109   2,196   30,000       SH    Shared - Other  1,2,3,4,5    30,000
Duff & Phelps Util & Corp BD TR       Common    26432K108    846    55,000       SH    Shared - Other  1,2,3,4,5    55,000
E M C Corp                            Common    268648102   2,550   30,000       SH    Shared - Other  1,2,3,4,5    30,000
Enron Toprs 8.125% Pfd               Preferred  29357P201    641    25,000       SH    Shared - Other  1,2,3,4,5    25,000
Exxon Corp                            Common    302290101   1,828   25,000       SH    Shared - Other  1,2,3,4,5    25,000
Federal Natl Mtg Assn                 Common    313586109   1,850   25,000       SH    Shared - Other  1,2,3,4,5    25,000
Gables Residential Trust PFD A       Preferred  362418204    232    10,000       SH    Shared - Other  1,2,3,4,5    10,000
General Electric Co                   Common    369604103   4,590   45,000       SH    Shared - Other  1,2,3,4,5    45,000
HBO & Co                              Common    404100109   2,008   70,000       SH    Shared - Other  1,2,3,4,5    70,000
HealthSouth Corp                      Common    421924101    309    20,000       SH    Shared - Other  1,2,3,4,5    20,000
HL&P Capital Trust I 8.125% Tr
  Pfd Ser A                          Preferred  404202202    261    10,000       SH    Shared - Other  1,2,3,4,5    10,000
Home Depot Inc                        Common    437076102   2,448   40,000       SH    Shared - Other  1,2,3,4,5    40,000
Intel Corp                            Common    458140100   5,928   50,000       SH    Shared - Other  1,2,3,4,5    50,000
Kinder Morgan Energy Partners
  KL Unit LTD Partnership INT         Common    494550106   2,719   75,000       SH    Shared - Other  1,2,3,4,5    75,000
Knightsbridge Tankers LTD             Common    G5299G106    416    20,000       SH    Shared - Other  1,2,3,4,5    20,000
Lakehead Pipe Line Partners L P
  Pref Unit                           Common    511557100   1,455   30,000       SH    Shared - Other  1,2,3,4,5    30,000

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Leviathan Gas Pipeline                Common    527367205   1,308   65,000       SH    Shared - Other  1,2,3,4,5    65,000
Liberty Property Trust SBI            Common    531172104    739    30,000       SH    Shared - Other  1,2,3,4,5    30,000
Lucent Technologies Inc               Common    549463107   5,497   50,000       SH    Shared - Other  1,2,3,4,5    50,000
MCI Worldcom, Inc.                    Common    55268B106   2,153   30,000       SH    Shared - Other  1,2,3,4,5    30,000
Meditrust                             Common    58501T306    436    29,072       SH    Shared - Other  1,2,3,4,5    29,072
Mellon Bank Corp                      Common    585509102   3,437   50,000       SH    Shared - Other  1,2,3,4,5    50,000
Microsoft Corp                        Common    594918104   2,080   15,000       SH    Shared - Other  1,2,3,4,5    15,000
Microsoft Corp PFD                   Preferred  594918203    997    10,200       SH    Shared - Other  1,2,3,4,5    10,200
Midland Bank PLC Sponsored ADR
  Unit 1 ADR A1 & 1 ADR A2            Common    597433309    773    30,000       SH    Shared - Other  1,2,3,4,5    30,000
Mobil Corp                            Common    607059102   2,178   25,000       SH    Shared - Other  1,2,3,4,5    25,000
Morgan Stanley Finance PLC 7.82%
  Cum Gty Cap Unit PFD               Preferred  616906103    498    20,000       SH    Shared - Other  1,2,3,4,5    20,000
Natl Australia Bank Ltd Sponsored
  ADR                                 Common    632525408   1,117   15,000       SH    Shared - Other  1,2,3,4,5    15,000
New Plan Excel Realty Trust, Inc      Common    648053106   1,109   50,000       SH    Shared - Other  1,2,3,4,5    50,000
Pacificorp                            Common    695114108    211    10,000       SH    Shared - Other  1,2,3,4,5    10,000
Pfizer Inc                            Common    717081103   1,250   10,000       SH    Shared - Other  1,2,3,4,5    10,000
Pimco Advisors Holdings L P           Common    69338P102   2,599   83,500       SH    Shared - Other  1,2,3,4,5    83,500
Plum Creek Timber Co                  Common    729237107    782    30,000       SH    Shared - Other  1,2,3,4,5    30,000
PP&L Cap Tr Tr Originated Pfd
  Secs 8.20%                         Preferred  693497208    390    15,000       SH    Shared - Other  1,2,3,4,5    15,000
Proctor & Gamble Co                   Common    742718109   3,196   35,000       SH    Shared - Other  1,2,3,4,5    35,000
Public Storage Inc Depositary
  PSA Sh Repstg 1/1000 PRD Ser J     Preferred  74460D828    253    10,000       SH    Shared - Other  1,2,3,4,5    10,000

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PWG Capital Trust II 8.08% PFD       Preferred  69366F208    385    15,000       SH    Shared - Other  1,2,3,4,5    15,000
Schering Plough Corp                  Common    806605101   3,315   60,000       SH    Shared - Other  1,2,3,4,5    60,000
Shop At Home Inc Com                  Common    825066301    32      4,433       SH    Shared - Other  1,2,3,4,5     4,433
Shop At Home Inc Ser A PFD           Preferred  825066400     9       692        SH    Shared - Other  1,2,3,4,5      692
SJG Cap TR PFD Secs 8.35%            Preferred  78427Q202    513    20,000       SH    Shared - Other  1,2,3,4,5    20,000
Staples Inc.                          Common    855030102   2,184   50,000       SH    Shared - Other  1,2,3,4,5    50,000
State Street Corp                     Common    857477103   3,156   45,000       SH    Shared - Other  1,2,3,4,5    45,000
Sun Microsystems Inc                  Common    866810104   2,140   25,000       SH    Shared - Other  1,2,3,4,5    25,000
Texaco Inc.                           Common    881694103   1,590   30,000       SH    Shared - Other  1,2,3,4,5    30,000
UDS Capital I G Preferred
  SEC 8.32%                          Preferred  902655208    630    25,000       SH    Shared - Other  1,2,3,4,5    25,000
Unum Corp Mids Ser A 8.8%            Preferred  903192201    258    10,000       SH    Shared - Other  1,2,3,4,5    10,000
Warner Lambert Co                     Common    934488107   3,083   41,000       SH    Shared - Other  1,2,3,4,5    41,000
Wells Fargo & Company -New            Common    949746101    599    15,000       SH    Shared - Other  1,2,3,4,5    15,000
                                                           106260
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